Document and Entity Information	May 08, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001274737
Document Type	8-K
Document Period End Date	May 08, 2025
Entity Registrant Name	EXAGEN INC.
Entity File Number	001-39049
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-0434866
Entity Address, Address Line One	1261 Liberty Way
Entity Address, City or Town	Vista
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92081
City Area Code	(760)
Local Phone Number	560-1501
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	XGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false